Annual Total Returns [BarChart] - Cohen & Steers Global Realty Shares, Inc. - Class A	May 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	(9.42%)
Annual Return 2012	25.56%
Annual Return 2013	3.64%
Annual Return 2014	13.54%
Annual Return 2015	2.18%
Annual Return 2016	3.40%
Annual Return 2017	12.53%
Annual Return 2018	(4.20%)
Annual Return 2019	24.38%
Annual Return 2020	(2.65%)

[1]	The annual total returns for Class C, I, R and Z shares of the Fund are substantially similar to the annual total returns of Class A shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses. Class F shares are currently not available for purchase.